Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties

Accounts Payable

The Company owed $30,006 and $24,116 as of September 30, 2019 and December 31, 2018, respectively, to entities owned by the Chairman of the Board of Directors. The amounts are related to patent costs and reimbursable expenses paid by the Chairman on behalf of the Company.

The Company owed $753 as of December 31, 2018 to the Company’s CEO for reimbursable expenses.

The Company owed $1,075 as of September 30, 2019 and December 31, 2018 amongst members of the Company’s Board of Directors for reimbursable expenses.

Accounts Payable

The Company owed $24,116 and $39,116 as of December 31, 2018 and 2017, respectively, to entities owned by the Chairman of the Board of Directors. The amounts are related to patent costs paid by the Chairman on behalf of the Company.

The Company owed $753 and $713 as of December 31, 2018 and 2017, respectively, to the Company’s CEO for reimbursable expenses.

The Company owed $1,075 and $1,553 as of December 31, 2018 and 2017, respectively, amongst members of the Company’s Board of Directors for reimbursable expenses.

Notes Payable

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO. The principal and interest was repaid in full in November of 2017.

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board. The principal and interest was repaid in full in November of 2017.

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors. The principal and interest was repaid in full in November of 2017.

Common Stock Warrants Exercised

On November 5, 2018, the Company issued 12,000 shares of common stock pursuant to the exercise of warrants by the Company’s Chairman of the Board at $0.0025 per share for total proceeds of $30.

On November 22, 2017, the Company issued 28,000 shares of common stock pursuant to the exercise of warrants by the Company’s CEO at $0.0025 per share for total proceeds of $70.

Common Stock Warrants Granted

On December 15, 2018, the Company granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (842,000 shares); Mitchell Felder (842,000 shares), Heidi Carl (500,000 shares), John Borza (579,000 shares), Jay Rosen (52,500 shares), Patricio Reyes (500,000 shares) and John Pauly (52,500 shares). The exercise price of the foregoing warrants is nine cents ($0.09) per share. The warrants are exercisable over seven (7) years. The total fair value of the 3,368,000 common stock warrants using the Black-Scholes option-pricing model is $272,585, or $0.08093 per share, based on a volatility rate of 211%, a risk-free interest rate of 2.72% and an expected term of 3.5 years, and was expensed upon issuance.

On December 22, 2017, the Company granted warrants to the following officers and directors, which will allow them to purchase shares of our common stock in the amounts indicated: William Hartman (34,000 shares); Mitchell Felder (34,000 shares), Heidi Carl (24,000 shares), John Borza (29,000 shares), Jay Rosen (4,000 shares), Patricio Reyes (16,000 shares) and John Pauly (8,000 shares). The exercise price of the foregoing warrants is one dollar and twenty-five cents ($1.25) per share. The warrants are exercisable over seven (7) years. The total fair value of the 149,000 common stock warrants using the Black-Scholes option-pricing model is $102,364, or $0.68699 per share, based on a volatility rate of 195%, a risk-free interest rate of 2.01% and an expected term of 3.5 years, and was expensed upon issuance.

Loss on Joint Venture

The Company advanced a total of $48,778 to its joint venture partner, Premier Biomedical Pain Management Solutions, LLC, and was subsequently repaid a total of $44,604 on July 5, 2017 with the termination of the joint venture, resulting in a loss of $6,232, consisting of the original investment of $2,058 and the loss on this receivable of $4,174, for the year ended December 31, 2017.